CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income	$ 1,853	$ 5,105
Items that may be reclassified to net income
Financial contracts and power sale agreements	(139)	(354)
Marketable securities	289	210
Equity accounted investments	319	106
Foreign currency translation	(4,038)	1,770
Income taxes	85	78
Other comprehensive income that may be reclassified to net income	(3,484)	1,810
Items that will not be reclassified to net income
Revaluation of property, plant and equipment	8,036	1,489
Revaluation of pension obligations	118	(11)
Equity accounted investments	1,079	581
Marketable securities	83	39
Income taxes	(2,106)	(178)
Other comprehensive income that will not be reclassified to net income	7,210	1,920
Other comprehensive income	3,726	3,730
Comprehensive income	5,579	8,835
Attributable to:
Net income attributable to shareholders	641	1,130
Other comprehensive income	766	803
Comprehensive income	1,407	1,933
Net income	1,212	3,975
Other comprehensive income	2,960	2,927
Comprehensive income	$ 4,172	$ 6,902